Cover Page	12 Months Ended
Sep. 30, 2024 shares
Entity Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Sep. 30, 2024
Current Fiscal Year End Date	--09-30
Entity File Number	000-29716
Entity Registrant Name	CGI INC.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1350 René-Lévesque Boulevard West
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	Montréal
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3G 1T4
City Area Code	514
Local Phone Number	841-3200
Title of 12(b) Security	Class A subordinate voting shares
Trading Symbol	GIB
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001061574
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	11325 Random Hills
Entity Address, City or Town	Fairfax
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22030
City Area Code	703
Local Phone Number	267-8679
Contact Personnel Name	CGI Technologies and Solutions Inc.
Class A subordinate voting shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	203,774,163
Class B shares (multiple voting)
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	24,122,758